Long-Term Debt (Tables)	12 Months Ended
Dec. 31, 2012
Components of Long-Term Debt and Lines of Credit

Long-term debt and lines of credit consists of the following at December 31, 2012 and 2011:

	December 31, 2012 (in thousands)	December 31, 2011 (in thousands)
8.875% Senior Notes	$250,000	$0
Discount on Senior Notes	(1,742)	0
Senior Lines of Credit and Second Lien(a)	0	225,000
Capital Leases and Other Obligations(a)	2,677	544

Total Debt	250,935	225,544
Less Current Portion of Long-Term Debt(b)	(1,686)	(406)

Total Long-Term Debt	$249,249	$225,138

(a)	The average interest rate on borrowings under our Senior Credit Facility for the years ended December 31, 2012 and 2011 was approximately 2.5%. The average interest rate on borrowings under the Second Lien Credit Agreement for the year ended December 31, 2012 and 2011 was approximately 7.3% and 8.3%, respectively. The average interest rate on our Other Loans and Notes Payable as of December 31, 2012 and 2011 was approximately 4.5% and 2.3%, respectively.
(b)	Classified as Accounts Payable on our Consolidated Balance Sheets.

Principal Maturity Schedule for Debt Outstanding

The following is the principal maturity schedule for debt outstanding as of December 31, 2012:

Year Ended December 31, (in thousands)
2013	$1,686
2014	378
2015	351
2016	262
2017	0
Thereafter	250,000

Total	$252,677